Fair Value (Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	¥ 788,612		¥ 532,650
Gains (Losses) on changes in fair value, Liabilities	6,009		23,738
Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	276,945		(249,315)
Gains (Losses) on changes in fair value, Liabilities	6,009		23,738
Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	511,667		781,965
Trading Account Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	788,602		532,885
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	276,935		(249,080)
Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	511,667		781,965
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	10		(235)
Other Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	10		(235)
Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	450	[1]	706	[1]
Other Short-Term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	450	[1]	706	[1]
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	5,559	[1]	23,032	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	¥ 5,559	[1]	¥ 23,032	[1]

[1]	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.